Note 44 (Tables)	12 Months Ended
Dec. 31, 2022
Administration Costs [Abstract]
Personnel Expenses Breakdown [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2022	2021	2020
Wages and salaries		4,317	3,933	3,610
Social security costs		710	668	671
Defined contribution plan expense	25	87	71	72
Defined benefit plan expense	25	43	49	49
Other personnel expense		454	325	293
Total		5,612	5,046	4,695

Administrative expenses [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	2022	2021	2020
Technology and systems	1,394	1,176	1,088
Communications	195	175	172
Advertising	282	207	186
Property, fixtures and materials	440	380	404
Taxes other than income tax	370	347	344
Surveillance and cash courier services	214	179	161
Other expense	925	786	749
Total	3,820	3,249	3,105